INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Provision for income taxes

The provision for income taxes for the years ended December 31, is as follows:

(In thousands)	2013	2012
Current	$645	$1,205
Deferred	202	(276)
	$847	$929

The provision for income taxes includes the following:

(In thousands)	2013	2012
Federal Income Tax	$721	$873
New York State Franchise Tax	126	56
	$847	$929

Component of the net deferred tax (liability) asset

The components of the net deferred tax (liability) asset, included in other assets or other liabilities as of December 31, are as follows:

(In thousands)	2013	2012
Assets:
Deferred compensation	$818	$833
Allowance for loan losses	1,950	1,741
Postretirement benefits	155	174
Mortgage recording tax credit carryforward	151	206
Impairment losses on investment securities	183	337
Capital loss carryforward	339	293
Held-to-maturity securities	504	-
Other	188	284
Total	4,288	3,868
Liabilities:
Pension asset	(1,686)	(511)
Depreciation	(783)	(703)
Accretion	(159)	(52)
Loan origination fees	(105)	(176)
Intangible assets	(1,486)	(1,486)
Investment securities and financial derivative	(64)	(1,008)
Prepaid expenses	(52)	(52)
Total	(4,335)	(3,988)
	(47)	(120)
Less: deferred tax asset valuation allowance	(458)	(458)
Net deferred tax liability	$(505)	$(578)

Reconciliation of the federal statutory income tax rate to the effective income tax rate

A reconciliation of the federal statutory income tax rate to the effective income tax rate for the years ended December 31, is as follows:

	2013	2012
Federal statutory income tax rate	34.0%	34.0%
State tax, net of federal benefit	2.6	1.0
Tax-exempt interest income	(8.5)	(7.3)
Increase in value of bank owned life insurance less premiums paid	(2.1)	(2.3)
Gain on proceeds from bank owned life insurance	-	(0.4)
Other	-	1.0
Effective income tax rate	26.0%	26.0%